Nationwide Life Insurance Company: • Nationwide Variable Account – II

Prospectus supplement dated November 18, 2010 to
Prospectus dated May 1, 2008

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Your prospectus offers the following underlying mutual fund as an investment option under your contract.  Effective May 1, 2010, the investment option changed names as indicated below:

OLD NAME	NEW NAME
AIM V.I. Basic Value Fund – Series II	Invesco V.I. Basic Value Fund – Series II